Summary of Accounting Policies - Advertising and Promotion Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Advertising and promotion expenses	$ 40	$ 40	$ 54